UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800)523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Minnesota High-Yield Municipal Bond Fund

May 31, 2008

	Principal
	Amount	Value
Municipal Bonds – 96.54%
Corporate-Backed Revenue Bonds – 3.26%
Cloquet Pollution Control Revenue Refunding (Potlatch Corporation Project) 5.90% 10/1/26	$1,700,000	$1,659,132
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	1,750,000	1,671,390
Sartell Environmental Improvement Revenue Refunding (International Paper) Series A 5.20% 6/1/27	1,750,000	1,583,890
		4,914,412
Education Revenue Bonds – 7.64%
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	682,731
Series 6-J1 5.00% 5/1/36	1,000,000	918,370
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	927,580
(St.John's University) Series 6-U 4.75% 10/1/33	825,000	805,926
(St. Olaf)
Series 6-O 4.50% 10/1/32	1,000,000	921,810
Series 6-O 5.00% 10/1/22	1,000,000	1,032,970
(University of St. Thomas) Series 6-I 5.00% 4/1/23	1,500,000	1,520,280
Minnesota State Higher Education Facilities Authority Revenue (St. Catherine College) Series 5-N1 5.375% 10/1/32	2,000,000	1,966,520
University of Minnesota Special Purpose Revenue (Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,751,770
		11,527,957
Electric Revenue Bonds – 7.02%
Chaska Electric Revenue Refunding (Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,024,380
Minnesota State Municipal Power Agency Electric Revenue
5.00% 10/1/35	1,000,000	999,930
Series A 5.00% 10/1/34	2,750,000	2,729,898
Northern Municipal Power Agency Electric System Revenue Series A 5.00% 1/1/18 (Assured Gty)	1,000,000	1,090,590
Southern Minnesota Municipal Power Agency Supply System Revenue Series A 5.25% 1/1/16 (AMBAC)	1,000,000	1,091,310
Western Minnesota Municipal Power Agency Revenue
5.00% 1/1/36 (FSA)	2,250,000	2,309,940
Series A 5.00% 1/1/30 (MBIA)	1,335,000	1,341,461
		10,587,509
Health Care Revenue Bonds – 26.76%
Aitkin Health Care Facilities Revenue Refunding (Riverwood Health Care Center) 5.50% 2/1/24	700,000	673,288
Apple Valley Economic Development Authority Health Care Revenue (Augustanna Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	945,540
Bemidji Health Care Facilities First Mortgage Revenue (North Country Health Services)
5.00% 9/1/31 (RADIAN)	2,500,000	2,432,799
Refunding 5.00% 9/1/20	1,150,000	1,172,115
Breckenridge Catholic Health Initiatives Series A 5.00% 5/1/30	2,000,000	2,000,940
Detroit Lakes Housing & Health Facilities Revenue Refunding (Mankato Lutheran Homes) Series D 5.50% 8/1/21	500,000	481,155
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,074,964
5.00% 4/1/31	1,965,000	1,769,561
Mahtomedi Senior Housing Revenue Refunding (St. Andrews Village Project) 5.75% 12/1/40	1,000,000	921,740
Maple Grove Health Care Revenue Facilities (North Memorial Health Care) 5.00% 9/1/35	2,750,000	2,633,427
Maple Grove Health Care System Revenue (Maple Grove Hospital) 5.25% 5/1/37	1,000,000	996,270
Minneapolis Health Care Facilities Revenue (Jones-Harrison Residence Project) 5.60% 10/1/30	1,500,000	1,384,845
Minneapolis Health Care System Revenue (Fairview Health Services) Series D 5.00% 11/15/34 (AMBAC)	1,000,000	1,001,210
Minneapolis-St. Paul Housing & Redevelopment Authority (Health Partners Obligation Group Project) 6.00% 12/1/17	1,125,000	1,185,165
Minnesota Agricultural & Economic Development Board Revenue (Benedictine Health Systems) 5.75% 2/1/29	1,000,000	936,820

Moorhead Economic Development Authority Multifamily Housing Revenue Refunding (Eventide Project)
Series A 5.15% 6/1/29	550,000	489,126
North Oaks Senior Housing Revenue (Presbyterian Homes) 6.25% 10/1/47	1,000,000	994,960
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	947,720
Oakdale Elderly Housing Revenue (PHM/Oakdale Project) 6.00% 3/1/28	1,800,000	1,784,394
Owatonna Senior Housing Revenue (Senior Living Project) Series A
5.80% 10/1/29	400,000	381,488
6.00% 4/1/41	1,250,000	1,217,550
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	950,750
Shoreview Elderly Housing Revenue (PHM/Shoreview Project) 6.15% 12/1/33	1,250,000	1,231,188
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project) 5.25% 5/15/36	1,000,000	912,750
St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series A
5.00% 11/15/18 (MBIA)	1,900,000	2,018,522
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	1,017,690
Series A 5.70% 11/1/15	800,000	808,472
Series B 5.85% 11/1/17	250,000	252,268
St .Paul Housing and Redevelopment Authority Multifamily Housing Revenue Refunding
(Marion Center Project) Series A 5.375% 5/1/43	1,000,000	848,410
Stillwater Health Care Revenue (Health System Obligation Group)
5.00% 6/1/25	2,000,000	2,007,620
5.00% 6/1/35	1,000,000	960,650
@Twin Valley Congregate Housing Revenue (Living Options Project) 5.95% 11/1/28	1,825,000	1,572,858
Winona Health Care Facilities Revenue Refunding (Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,420,500
Woodbury Economic Development Authority Housing Revenue Refunding 5.65% 6/1/33	1,000,000	933,680
		40,360,435
Housing Revenue Bonds – 13.45%
Chanhassen Multifamily Housing Revenue Refunding (Heritage Park Apartments)
6.20% 7/1/30 (FHA) (AMT) (HUD Section 8)	300,000	301,401
Chaska Multifamily Housing Revenue (West Suburban Housing Partners Project) 5.875% 3/1/31(AMT)	1,000,000	903,700
@Hutchinson Multifamily Housing Revenue (Evergreen Apartments Project) (HUD Section 8) 5.75% 11/1/28	1,765,000	1,604,367
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Refunding Series A 7.25% 11/1/29	2,085,000	2,145,257
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,420,000	1,420,781
(Trinity Apartments) Refunding Series A 6.75% 5/1/21 (HUD Section 8)	635,000	654,120
Minneapolis-St. Paul Housing Finance Board Single Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	978,599	922,917
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	564,958
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,088,466
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	1,000,000	936,980
Series I 4.85% 7/1/38 (AMT)	1,145,000	1,054,992
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,294,724
(Single Family Mortgage) Series J 5.90% 7/1/28 (AMT)	610,000	613,257
Minnesota State Housing Finance Agency Single Family Mortgage
Series E 6.25% 1/1/23 (AMT)	5,000	5,003
Series M 5.875% 1/1/17	10,000	10,348
@St. Cloud Housing & Redevelopment Authority Multifamily Housing Revenue (Sterling
Heights Apartments Project) 7.55% 4/1/39 (AMT)	530,000	508,291
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue (Shelby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	753,353
Stillwater Multifamily Housing Revenue (Orleans Homes LP Project) 5.50% 2/1/42 (AMT)	750,000	634,995
Washington County Housing & Redevelopment Authority Revenue Refunding
@(Briar Pond Project) Series B 7.125% 8/20/34	825,000	818,103
(Woodland Park Apartments Project) 4.70% 10/1/32	2,075,000	2,041,178
		20,277,191

Lease Revenue Bonds – 1.78%
Hibbing Economic Development Authority Revenue (Public Project - Hibbing Lease Obligation) 6.40% 2/1/12	530,000	530,631
St. Paul Port Authority Lease Revenue
(Regions Hospital Parking Ramp Project) Series 1 5.00% 8/1/36	1,375,000	1,130,483
(Robert Street Office Building Project) Series 3-11 5.00% 12/1/27	1,000,000	1,026,580
		2,687,694
Local General Obligation Bonds – 11.22%
Chaska Independent School District #112 Series A 4.50% 2/1/28 (MBIA)	1,000,000	999,940
Duluth Independent School District #709 Certificates of Participation Series A 4.25% 2/1/20 (FSA)	1,000,000	1,020,560
Farmington Independent School District #192 Series B 5.00% 2/1/27 (FSA)	1,000,000	1,036,630
Foley Independent School District #51 (School Building) Refunding Series A 5.00% 2/1/21	1,105,000	1,176,482
Hopkins Independent School District #270 Facilities 5.00% 2/1/26 (MBIA)	1,055,000	1,077,176
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)	1,000,000	1,028,170
Metropolitan Council Minneapolis -St. Paul Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	500,000	532,770
Series C 5.00% 3/1/16	750,000	832,058
Series C 5.00% 3/1/28	1,000,000	1,041,100
Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.70% 2/1/29	785,000	725,709
(St. Anthony Falls Project) Refunding 5.65% 2/1/27	500,000	468,055
Moorhead Improvement Series B 5.00% 2/1/33 (MBIA)	750,000	764,775
Perham Disposal System 6.00% 5/1/22 (AMT)	1,500,000	1,532,445
South Washington County Independent School District # 833 Series A 4.75% 2/1/27	1,500,000	1,538,520
St. Paul Independent School District #625 Series B 5.00% 2/1/20 (FSA)	750,000	794,070
Todd Morrison Cass & Wadena Counties United Hospital District (Health Care Facilities - Lakewood)
5.00% 12/1/21	610,000	607,627
5.125% 12/1/24	205,000	204,434
5.25% 12/1/26	1,540,000	1,540,832
		16,921,353
§Pre-Refunded Bonds – 12.01%
Andover Economic Development Authority Public Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	1,000,000	1,084,010
Duluth Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital)
5.25% 2/15/28-14	1,000,000	1,102,290
5.25% 2/15/33-14	2,250,000	2,480,154
Minneapolis Community Development Agency (Supported Development Revenue) Series G-3
5.45% 12/1/31-11	1,000,000	1,080,920
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	2,000,000	2,216,440
(Fairview Health Services) Series A 5.625% 5/15/32-12	2,000,000	2,204,040
Minnesota Higher Education Facilities Authority Revenue (College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	540,670
Minnesota State Refunding and Various Purpose 5.00% 11/1/17-08	2,160,000	2,188,015
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series D 5.25% 7/1/38-12	1,500,000	1,607,055
Puerto Rico Commonwealth Public Improvement Series A 5.00% 7/1/34 -14	315,000	347,495
Puerto Rico Electric Power Authority Revenue Series II 5.25% 7/1/31-12	1,000,000	1,096,170
Rochester Multifamily Housing Revenue (Wedum Shorewood Campus Project) 6.60% 6/1/36-09	990,000	1,052,033
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B 5.25% 7/1/30-14	1,000,000	1,107,570
		18,106,862
Special Tax Revenue Bonds – 4.68%
Hennepin County Sales Tax Revenue
(First Lien – Ballpark Project) Series A 5.00% 12/15/24	1,000,000	1,062,340
(Second Lien – Ballpark Project) Series B 5.00% 12/15/20	1,500,000	1,619,220
Minneapolis Supported Development Revenue (Limited Tax Common Bond Fund) Series 2A 5.00% 6/1/28 (AMT)	1,170,000	1,089,492
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	767,160
St. Paul Port Authority (Brownsfields Redevelopment Tax) Series 2 5.00% 3/1/37	1,500,000	1,525,410
Virgin Islands Public Finance Authority Revenue (Senior Lien - Matching Fund Loan Note) Series A 5.25% 10/1/24	1,000,000	994,500
		7,058,122

State General Obligation Bonds – 3.94%
Minnesota State
5.00% 6/1/10	2,500,000	2,632,550
5.00% 6/1/14	1,000,000	1,100,750
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/22	1,000,000	1,005,180
Un-Refunded Balance 5.00% 7/1/34	185,000	182,602
Puerto Rico Government Development Bank Senior Notes Series B 5.00% 12/1/14	1,000,000	1,023,050
		5,944,132
Transportation Revenue Bond – 1.34%
Minneapolis - St. Paul Metropolitan Airports Commission Revenue Series A 5.00% 1/1/28 (MBIA)	2,000,000	2,017,020
		2,017,020
Water & Sewer Revenue Bonds – 3.44%
Minnesota Public Facilities Authority Clean Water Revenue Series B 5.00% 3/1/18	2,000,000	2,211,820
Minnesota Public Facilities Authority Water Pollution Control Revenue Refunding Series D 5.00% 3/1/14	1,500,000	1,642,425
St. Paul Sewer Revenue Series D 5.00% 12/1/19	1,220,000	1,338,962
		5,193,207
Total Municipal Bonds (cost $147,789,424)		145,595,894

	Number of
	Shares
Short-Term Investments – 2.76%
Money Market Instrument – 1.96%
Federated Minnesota Municipal Cash Trust	2,956,399	2,956,399
		2,956,399

	Principal
	Amount
•Variable Rate Demand Notes – 0.80%
St. Paul Housing & Redevelopment Authority Revenue (Pur-Cretin-Derham Hall Project) 1.65% 2/1/26	$300,000	300,000
St. Paul Port Authority Industrial Development Revenue (Camada Limited Partnership-711) 1.73% 12/1/22 (AMT)	100,000	100,000
University of Minnesota Series A 1.66% 1/1/34	800,000	800,000
		1,200,000
Total Short-Term Investments (cost $4,156,399)		4,156,399

Total Value of Securities – 99.30%
(cost $151,945,823)		149,752,293
Receivables and Other Assets Net of Liabilities (See Notes) – 0.70%		1,059,685
Net Assets Applicable to 14,813,290 Shares Outstanding – 100.00%		$150,811,978

§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
•Variable rate security. The rate shown is the rate as of May 31, 2008.
@Illiquid security. At May 31, 2008, the aggregate amount of illiquid securities was $4,503,619, which represented 2.99% of the Fund's net assets. See Note 3 in "Notes."

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
Assured Gty – Assured Guaranty
FHA – Insured by the Federal Housing Administration
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
HUD – Housing and Urban Development
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Minnesota High-Yield Municipal Bond Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$151,945,823
Aggregate unrealized appreciation	2,332,982
Aggregate unrealized depreciation	(4,526,512)
Net unrealized depreciation	$(2,193,530)

For federal income tax purposes, at August 31, 2007, capital loss carryforwards of $2,528,525 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $179,791 expires in 2008, $1,267,552 expires in 2009, $57,521 expires in 2010, $243,334 expires in 2011, $684,248 expires in 2012 and $96,079 expires in 2015.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Minnesota’s municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2008, 13.28% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." ”Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2008, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware National High-Yield Municipal Bond Fund

May 31, 2008

	Principal
	Amount	Value
Municipal Bonds – 97.63%
Corporate Revenue Bonds – 14.31%
•Brazos, Texas Harbor Industrial Development Environmental Facilities Revenue (Dow
Chemical Co. Project) 5.90% 5/1/38 (AMT)	$375,000	$377,918
•Brazos, Texas River Authority Pollution Control Revenue (TXU Energy Co. Project) Series B
6.30% 7/1/32 (AMT)	1,000,000	840,420
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	750,000	731,970
De Soto Parish, Louisiana Environmental Improvement Revenue (International Paper Co.
Project) Series A 6.35% 2/1/25 (AMT)	1,650,000	1,651,864
Golden State, California Tobacco Securitization Corporation Settlement Revenue Refunding
Asset-Backed Senior Series A-1 5.00% 6/1/33	1,000,000	834,120
Gulf Coast, Texas Waste Disposal Authority Revenue (Valero Energy Corp. Project) 6.65% 4/1/32 (AMT)	1,000,000	1,013,520
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
Resources, Inc. Project) 5.90% 5/1/22	900,000	895,311
New York City, New York Industrial Development Agency Special Facilities Revenue (JetBlue
Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	676,690
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project) 6.375% 11/2/29 (AMT)	1,000,000	1,022,950
Phenix City, Alabama Industrial Development Board Environmental Improvement Revenue
(Mead Westvaco Corp. Project) Series A 6.35% 5/15/35 (AMT)	500,000	495,205
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	500,000	450,410
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60%
12/1/35 (AMT)	1,000,000	919,430
Toledo, Lucas County, Ohio Port Authority Development Revenue (Toledo Express Airport
Project) Series C 6.375% 11/15/32 (AMT)	1,000,000	1,003,370
		10,913,178
Education Revenue Bonds – 17.99%
California Statewide Communities Development Authority Revenue (California Baptist
University Project) Series A 5.50% 11/1/38	1,000,000	906,560
California Statewide Communities Development Authority Student Housing Revenue (East
Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	1,000,000	896,280
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue (CDFI
Phase I, LLC Project) Subordinate Series B 6.00% 10/1/35	1,000,000	916,740
Illinois Finance Authority Revenue (Illinois Institute of Technology) Series A 5.00% 4/1/36	600,000	561,504
Maine Finance Authority Education Revenue (Waynflete School Project) 6.40% 8/1/19	1,000,000	1,024,660
Maryland State Health & Higher Educational Facilities Authority Revenue (Washington
Christian Academy Project) 5.50% 7/1/38	1,170,000	971,650
Massachusetts State Health & Educational Facilities Authority Revenue (Nichols College
Project) Series C 6.125% 10/1/29	1,000,000	1,008,280
New Jersey State Educational Facilities Authority Revenue (Fairleigh Dickinson Project)
Series C 5.50% 7/1/23	750,000	754,388
New Mexico Educational Assistance Foundation Student Loan Revenue 1st Subordinate
Series A-2 6.65% 11/1/25 (AMT)	985,000	1,013,201
Oregon State Facilities Authority Revenue (College Housing Northwest Project) Series A 5.45% 10/1/32	1,000,000	929,390
Pennsylvania State Higher Educational Facilities Authority Revenue
(Edinboro University Foundation Student Housing) 6.00% 7/1/42	1,000,000	1,010,110
(Widener University) 5.375% 7/15/29	650,000	650,676
Philadelphia, Pennsylvania Authority for Industrial Development Revenue (First Philadelphia
Charter Project) Series A 5.75% 8/15/32	745,000	705,411
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,000,000	850,080

Scranton-Lackawanna, Pennsylvania Health & Welfare Authority First Mortgage Revenue
(Lackawanna Junior College Project) 5.75% 11/1/20	1,510,000	1,512,475
		13,711,405
Health Care Revenue Bonds – 25.89%
Apple Valley, Minnesota Economic Development Authority Health Care Revenue (Augustana
Home St. Paul Project) Series A 6.00% 1/1/40	1,000,000	954,430
Auroroa, Colorado Hospital Revenue (Children's Hospital) Series D 4.625% 12/1/29 (FSA)	1,000,000	971,460
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St. Clarence -
Geac) Series A 6.25% 5/1/38	1,000,000	952,630
Colorado Health Facilities Authority Revenue (Christian Living Community Project) Series A 5.75% 1/1/37	500,000	448,575
East Rochester, New York Housing Authority Revenue Refunding
(Senior Living - Woodland Village Project) 5.50% 8/1/33	500,000	442,055
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living Facilities
(Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,057,110
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	1,004,550
(Midwest Physician Group Limited Project) 5.50% 11/15/19	35,000	32,268
Knox County, Tennessee Health Educational & Housing Facilities Board Hospital Revenue
(East Tennessee Hospital Project) Series B 5.75% 7/1/33	1,300,000	1,300,493
Lancaster County, Pennsylvania Hospital Authority Revenue (Brethren Village Project) Series A 6.375% 7/1/30	725,000	720,280
Lebanon County, Pennsylvania Health Facilities Authority Center Revenue (Pleasant View
Retirement) Series A 5.30% 12/15/26	1,000,000	907,020
Maryland State Health & Higher Educational Facilities Authority Revenue (Washington County
Hospital Project) 5.75% 1/1/38	1,000,000	973,610
New York State Dormitory Authority Revenue (Non State Supported Debt-Orange Regional
Medical Center) 6.25% 12/1/37	1,000,000	1,008,810
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	972,120
(Pennybryn at Mayfield Project) Series A 6.125% 10/1/35	680,000	633,604
North Oaks, Minnesota Senior Housing Revenue (Presbyterian Homes) 6.25% 10/1/47	1,000,000	994,960
Orange County, Florida Health Facilities Authority Revenue (Orlando Regional Healthcare) Series C 5.25% 10/1/35	1,000,000	975,830
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue (The
Philadelphia Protestant Home Project) Series A 6.50% 7/1/27	1,100,000	1,103,278
Richland County, Ohio Hospital Facilities Revenue (Medcentral Health System Project) Series B 6.375% 11/15/30	500,000	515,685
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue (Trezevant
Manor Project) Series A 5.75% 9/1/37	700,000	663,040
St. Joseph County, Indiana Industrial Economic Development Revenue (Madison Center
Project) 5.50% 2/15/21	1,150,000	1,151,794
Winchester, Virginia Industrial Development Authority Residential Care Facility Revenue
(Westminster - Canterbury Project) Series A 5.30% 1/1/35	1,000,000	939,410
Yavapai County, Arizona Industrial Development Authority Hospital Revenue (Yavapai Medical
Center Project) Series A 6.00% 8/1/33	1,000,000	1,011,840
		19,734,852
Lease Revenue Bonds – 3.36%
Dauphin County, Pennsylvania General Authority Revenue (Riverfront Office & Parking
Project) 5.75% 1/1/10	1,875,000	1,849,856
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson
Landing Project) Series A 5.50% 12/1/24	720,000	714,989
		2,564,845
Local General Obligation Bonds – 8.54%
Chicago, Illinois Tax Increment Allocation (Chatham Ridge Redevelopment Project) 5.95% 12/15/12	750,000	753,968
Chicago, Illinois Tax Increment Subordinate (Central Loop Redevelopment Project) Series A 6.50% 12/1/08	1,000,000	1,012,350
Farms New Kent, Virginia Community Development Authority Special Assessment Series C 5.80% 3/1/36	1,000,000	788,610
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35	1,000,000	653,330
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding &
Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,098,995
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
(Shoppes at North Village Project) Series A
5.375% 11/1/24	1,000,000	915,230
5.50% 11/1/27	500,000	455,775
Winter Garden Village at Fowler Groves Community Development District, Florida Special
Assessment Revenue 5.65% 5/1/37	985,000	835,359
		6,513,617

§Pre-Refunded Bonds – 16.78%
Bexar County, Texas Health Facilities Development Corporation Revenue (Army Retirement
Residence Project) 6.30% 7/1/32-12	1,000,000	1,133,810
Illinois Educational Facilities Authority Student Housing Revenue (Educational Advancement
Fund - University Center Project) 6.25% 5/1/30-12	1,000,000	1,126,540
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) Series B
5.50% 5/15/32-26	1,000,000	1,137,570
Massachusetts State Development Finance Agency Revenue (Massachusetts College of
Pharmacy Project) Series C 5.75% 7/1/33-13	1,000,000	1,133,090
Milledgeville-Baldwin County, Georgia Development Authority Revenue (Georgia College &
State University Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,159,570
Minnesota State Higher Education Facilities Authority Revenue (College of Art & Design
Project) Series 5-D 6.75% 5/1/26-10	500,000	540,670
Mississippi Development Bank Special Obligation (Madison County Hospital Project) 6.40%
7/1/29-09	1,585,000	1,689,563
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue
(Foulkeways at Gwynedd Project) 6.75% 11/15/30-09	1,000,000	1,074,920
Puerto Rico Commonwealth Series B 5.00% 7/1/35-16	1,500,000	1,673,445
Rochester, Minnesota Multifamily Housing Revenue (Wedum Shorewood Campus Project)
6.60% 6/1/36-09	985,000	1,046,720
Savannah, Georgia Economic Development Authority Revenue (College of Art & Design
Project) 6.50% 10/1/13-09	1,000,000	1,074,520
		12,790,418
Special Tax Revenue Bonds – 6.95%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.875% 9/1/39	1,000,000	923,620
Hennepin County, Minnesota Sales Tax Revenue Second Lien (Ballpark Project) Series B
5.00% 12/15/20	1,455,000	1,570,643
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich Center
Hotel/Conference Project) Series A	500,000	420,635
5.00% 1/1/32
5.125% 1/1/37	870,000	729,721
New Jersey Economic Development Authority (Cigarette Tax) 5.75% 6/15/34	1,000,000	976,240
Prescott Valley, Arizona Improvement District Special Assessment (Sewer Collection System
Roadway Repair Project) 7.90% 1/1/12	216,000	221,180
Southwestern Illinois Development Authority Revenue (Local Government Program -
Collinsville Limited Project) 5.35% 3/1/31	500,000	459,605
		5,301,644
Transportation Revenue Bonds – 3.81%
Branson, Missouri Regional Airport Transportation Development District (Airport Project)
Series A 6.00% 7/1/37	500,000	442,395
New York City, New York Industrial Development Agency Special Airport Facilities (Airis JFK I LLC Project)
Series A 5.50% 7/1/28 (AMT)	905,000	789,142
Oklahoma City, Oklahoma Industrial & Cultural Facilities Subordinated (Air Cargo Obligated
Group Project) 6.75% 1/1/23	1,160,000	1,162,042
Onondaga County, New York Industrial Development Authority Revenue Subordinated (Air
Cargo Project) 7.25% 1/1/32 (AMT)	500,000	509,680
		2,903,259
Total Municipal Bonds (cost $75,821,554)		74,433,218

Variable Rate Demand Notes – 1.58%
•Massachusetts State Health & Educational Authority Revenue (Harvard University) Series R
1.00% 11/1/49	1,200,000	1,200,000
Total Short-Term Investments (cost $1,200,000)		1,200,000

Total Value of Securities – 99.21%
(cost $77,021,554)		75,633,218
Receivables and Other Assets Net of Liabilities (See Notes) – 0.79%		605,372
Net Assets Applicable to 7,872,918 Shares Outstanding – 100.00%		$76,238,590

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of May 31, 2008.

Summary of Abbreviations:
ACA – Insured by American Capital Access
AMT – Subject to Alternative Minimum Tax
CDFI – Community Development Financial Institutions
FSA – Insured by Financial Security Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds – Delaware National High Yield Municipal Bond Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$77,061,454
Aggregate unrealized appreciation	1,726,588
Aggregate unrealized depreciation	(3,154,824)
Net unrealized depreciation	$(1,428,236)

For federal income tax purposes, at August 31, 2007, capital loss carryforwards of $6,139,231 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $708,680 expires in 2008, $3,025,716 expires in 2009, $70,671 expires in 2010, $997,721 expires in 2011, $980,742 expires in 2012, and $355,701 expires in 2015.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2008, 2.45% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Tax-Free California Fund

May 31, 2008

	Principal
	Amount	Value
Municipal Bonds – 98.15%
Education Revenue Bonds – 11.87%
California Educational Facilities Authority Revenue
(University of the Pacific) Un-Refunded Balance 5.75% 11/1/30 (MBIA)	$310,000	$323,327
(Woodbury University) 5.00% 1/1/36	1,000,000	881,160
California Municipal Finance Authority Educational Revenue
(American Heritage Foundation Project) Series A 5.25% 6/1/36	1,000,000	895,770
(University Students Co-op Association) 5.00% 4/1/37	1,000,000	879,030
California Statewide Communities Development Authority Revenue
(California Baptist University Project) Series A 5.50% 11/1/38	1,000,000	906,560
(Viewpoint School Project) 5.75% 10/1/33 (ACA)	1,000,000	979,670
(Windrush School Project) 5.50% 7/1/37	1,000,000	884,800
California Statewide Communities Development Authority Student Housing Revenue
(East Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	1,000,000	896,280
(Irvine, LLC-UCI East) 5.00% 5/15/38	1,000,000	896,680
San Diego County Certificates of Participation (University of San Diego) 5.375% 10/1/41	1,000,000	1,007,840
University of California Revenue
Series L 5.00% 5/15/16	225,000	249,451
Series L 5.00% 5/15/19	850,000	925,523
(Multiple Purpose Projects) Series Q 5.00% 9/1/20 (FSA)	1,290,000	1,359,891
		11,085,982
Electric Revenue Bonds – 2.07%
Chino Basin Regional Financing Authority Revenue Series A 5.00% 11/1/24 (AMBAC)	845,000	886,380
Southern California Public Power Authority Refunding Series A 5.00% 7/1/22	1,000,000	1,049,240
		1,935,620
Health Care Revenue Bonds – 6.47%
Association Bay Area Governments Finance Authority for California Nonprofit Corporations
(San Diego Hospital Association) Series A 6.125% 8/15/20	1,250,000	1,295,713
California Health Facilities Financing Authority Revenue
(Catholic Healthcare West) Series G 5.25% 7/1/23	1,000,000	1,020,550
(The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)	1,000,000	1,000,910
California Infrastructure & Economic Development Bank Revenue
(Kaiser Hospital Associates I, LLC) Series A 5.55% 8/1/31	1,000,000	1,017,380
California Statewide Communities Development Authority Revenue Series A
(Presbyterian Homes Senior Living) 4.875% 11/15/36	1,000,000	852,150
(Valleycare Health Systems) 5.125% 7/15/31	1,000,000	853,000
		6,039,703
Housing Revenue Bonds – 7.37%
California Housing Finance Agency Revenue (Home Mortgage) Series K 5.30% 8/1/23 (AMT)	1,000,000	1,005,400
California Statewide Communities Development Authority Multifamily Housing Revenue
(Citrus Gardens Apartments) Series D-1 5.375% 7/1/32	1,800,000	1,809,648
(Silver Ridge Apartments) Series H 5.80% 8/1/33 (FNMA) (AMT)	1,000,000	1,027,550
Palm Springs Mobile Home Park Revenue (Sahara Mobile Home Park) Series A 5.75% 5/15/37	1,000,000	986,780
Santa Clara County Multifamily Housing Authority Revenue (Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	1,018,190
Ventura County Area Multifamily Housing Authority Revenue (Glen Oaks Apartments)
Series A 6.35% 7/20/34 (GNMA)	976,000	1,038,669
		6,886,237

Lease Revenue Bonds – 6.30%
California Public Works Board Lease Revenue (Department of Corrections)
Series A 5.00% 3/1/27 (AMBAC)	1,000,000	1,009,110
Series C 5.25% 6/1/28	1,500,000	1,528,680
Franklin-McKinley School District Certificates of Participation (Financing Project) Series B 5.00% 9/1/27 (AMBAC)	1,060,000	1,070,642
Puerto Rico Public Buildings Authority Revenue (Government Facilities) 5.50% 7/1/35 (AMBAC)	700,000	733,348
San Diego County Certificates of Participation 5.75% 7/1/31 (MBIA)	1,000,000	1,054,930
^San Mateo Unified High School District Certificates of Participation Capital Appreciation
(Partnership Phase I Projects) Series B 5.00% 12/15/43 (AMBAC)	1,000,000	486,850
		5,883,560
Local General Obligation Bonds – 16.06%
^Anaheim School District Election 2002 4.58% 8/1/25 (MBIA)	1,250,000	519,575
Commerce Joint Powers Financing Authority Revenue (Redevelopment Projects) Un-Refunded Balance Series A
5.00% 8/1/28 (RADIAN)	940,000	927,009
Culver City Redevelopment Agency (Tax Allocation Redevelopment Project) Refunding Series A
5.00% 11/1/25 (AMBAC)	1,000,000	1,018,080
Fairfield-Suisun Unified School District Election 2002 5.50% 8/1/28 (MBIA)	500,000	532,990
Fremont Community Facilities District #1 (Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	879,120
Grossmont Union High School District Election of 2004 5.00% 8/1/23 (MBIA)	1,000,000	1,047,140
Lake Elsinore Public Financing Authority Tax Allocation Series A 5.50% 9/1/30	1,000,000	1,002,840
Lammersville School District Community Facilities District #2002 (Mountain House) 5.125% 9/1/35	500,000	427,640
Lawndale Elementary School District Series B 5.00% 8/1/32 (FSA)	1,000,000	1,017,990
Los Angeles Unified School District Refunding Series B 4.75% 7/1/19 (FSA)	1,000,000	1,061,640
Modesto Special Tax Community Facilities District #04-1 Village 2 5.15% 9/1/36	1,000,000	839,230
Monterey Peninsula Community College District Election 2002 Series C 4.50% 8/1/19 (FSA)	1,000,000	1,051,520
Poway Redevelopment Agency Tax Allocation Refunding 5.75% 6/15/33 (MBIA)	270,000	287,474
Poway Unified School Special Tax District Community Facilities District #6 5.60% 9/1/33	1,000,000	1,002,550
Roseville Westpark Special Tax Public Community Facilities District #1 5.25% 9/1/37	500,000	411,590
San Bernardino County Special Tax Community Facilities District #2002-1 5.90% 9/1/33	2,000,000	1,890,860
Sierra Joint Community College Improvement District #2 (Western Nevada)
Series A 5.25% 8/1/21 (FGIC)	1,000,000	1,087,390
		15,004,638
§Pre-Refunded Bonds – 24.09%
California Department of Water Resources
Series A 5.375% 5/1/21-12	2,000,000	2,203,719
Series X 5.00% 12/1/29-12 (FGIC)	5,000	5,444
California Educational Facilities Authority Revenue (Pepper dine University) Series A 5.50% 8/1/32-09	1,000,000	1,040,520
California State
5.00% 2/1/33-14	1,000,000	1,099,250
5.00% 2/1/33-14 (MBIA)	1,000,000	1,095,430
Commerce Joint Powers Financing Authority Revenue (Redevelopment Projects) Series A 5.00% 8/1/28-13 (RADIAN)	60,000	65,470
Golden State Tobacco Securitization Settlement Revenue (Asset-Backed Senior Notes) Series B
5.50% 6/1/43-13 (RADIAN)	1,000,000	1,091,680
5.625% 6/1/33-13	1,000,000	1,097,370
Oakland Industrial Revenue (1800 Harrison Foundation) Series B 6.00% 1/1/29-10 (AMBAC)	1,300,000	1,377,506
Poway Redevelopment Agency Tax Allocation 5.75% 6/15/33-10 (MBIA)	1,130,000	1,244,910
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K 5.00% 7/1/45-15	1,500,000	1,668,420
Puerto Rico Commonwealth Series B 5.00% 7/1/35-16	1,000,000	1,115,630
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I 5.50% 7/1/23-14	1,000,000	1,105,570
Riverside County Redevelopment Agency Tax Allocation (Jurupa Valley Project) 5.25% 10/1/35-11 (AMBAC)	1,590,000	1,751,035
Sacramento County Airport System Revenue Series A 5.00% 7/1/32-12 (FSA)	1,000,000	1,081,750
San Diego County Certificates of Participation (The Burnham Institute) 6.25% 9/1/29-09	1,000,000	1,060,670
San Diego Unified School District Series E 5.00% 7/1/28-13 (FSA)	2,000,000	2,167,681
Sequoia Union High School District Election 2001 5.125% 7/1/31-11 (FSA)	1,000,000	1,093,640
Southern California Logistics Airport Authority Tax Allocation 6.50% 12/1/31-11	1,000,000	1,139,370
		22,505,065
Resource Recovery Revenue Bond – 0.80%
Salinas Valley Solid Waste Authority Revenue 5.25% 8/1/27 (AMBAC) (AMT)	750,000	751,613
		751,613
Special Tax Revenue Bonds – 4.12%
Palm Drive Health Care District Parcel Tax Revenue 5.25% 4/1/30	2,000,000	1,719,720
Poway Unified School District (Community Facilities District #1) Special Tax Refunding 5.00% 10/1/17 (FSA)	1,000,000	1,107,200

Puerto Rico Commonwealth Government Development Bank Senior Notes Series B 5.00% 12/1/15	1,000,000	1,017,140
		3,844,060
State General Obligation Bonds – 8.84%
California State
Refunding 5.00% 8/1/18	1,500,000	1,593,870
Refunding 5.00% 11/1/21	1,500,000	1,566,615
Various Purpose 5.50% 11/1/33	2,000,000	2,066,020
California State Veterans Series BJ 5.70% 12/1/32 (AMT)	640,000	641,907
Puerto Rico Commonwealth Public Improvement Refunding Series A
5.00% 7/1/16 (Assured Gty)	540,000	580,840
5.25% 7/1/15	1,750,000	1,806,840
		8,256,092
Transportation Revenue Bonds – 3.30%
Bay Area Toll Authority Bridge Revenue Series F 5.00% 4/1/22	1,000,000	1,061,530
Port of Oakland Revenue Series L 5.375% 11/1/27 (FGIC) (AMT)	1,000,000	1,002,090
San Diego Redevelopment Agency (Center City Redevelopment Project) Series A 6.40% 9/1/25	1,000,000	1,014,990
		3,078,610
Water & Sewer Revenue Bonds – 6.86%
California Department of Water Resources Power Supply Revenue Series H 5.00% 5/1/17	1,000,000	1,086,410
California Department of Water Resources Systems Revenue (Central Valley Project)
Series A 5.00% 12/1/22	1,000,000	1,074,090
Series A 5.00% 12/1/24	1,000,000	1,063,950
Un-Refunded Balance Series X 5.00% 12/1/29 (FGIC)	995,000	1,014,671
Glendale Water Revenue 4.00% 2/1/18 (FSA)	1,120,000	1,147,698
Metropolitan Water District Southern California Waterworks Authority Revenue Series B-1 5.00% 10/1/36 (FGIC)	1,000,000	1,017,250
		6,404,069
Total Municipal Bonds (cost $91,626,033)		91,675,249

	Number of
	Shares
Short-Term Investments – 1.66%
Money Market Instrument – 0.91%
Federated California Municipal Cash Trust	846,655	846,655
		846,655

	Principal
	Amount
•Variable Rate Demand Note – 0.75%
California State Kindergarten (University Public Project) Series A-8 1.30% 5/1/34	$ 700,000	700,000
		700,000
Total Short-Term Investments (cost $1,546,655)		1,546,655

Total Value of Securities – 99.81%
(cost $93,172,688)		93,221,904
Receivables and Other Assets Net of Liabilities (See Notes) – 0.19%		179,194
Net Assets Applicable to 8,590,418 Shares Outstanding – 100.00%		$93,401,098

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of May 31, 2008.
^Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of Abbreviations:
ACA – Insured by American Capital Access
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
Assured Gty – Insured by the Assured Guaranty Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free California Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$93,172,688
Aggregate unrealized appreciation	2,622,048
Aggregate unrealized depreciation	(2,572,832)
Net unrealized appreciation	$49,216

For federal income tax purposes, at August 31, 2007, capital loss carryforwards of $668,280 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $662,241 expires in 2009 and $6,039 expires in 2011.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by California’s municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2008, 26.74% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid assets.. As of May 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Tax-Free Idaho Fund

May 31, 2008

	Principal
	Amount	Value
Municipal Bonds– 98.09%
Corporate Revenue Bonds – 7.14%
Meridian Economic Industrial Development Revenue (Hi-Micro Project)
5.85% 8/15/11 (AMT)	$1,250,000	$1,252,150
Nez Perce County Pollution Control Revenue (Potlatch Project) 6.00% 10/1/24	2,535,000	2,480,574
Power County Pollution Control Revenue (FMC Project) 5.625% 10/1/14	2,475,000	2,495,369
		6,228,093
Education Revenue Bonds – 11.89%
Boise State University Revenue
5.00% 4/1/17 (AMBAC)	500,000	530,175
5.375% 4/1/22 (FGIC)	15,000	15,639
Series A 4.25% 4/1/32 (MBIA)	1,500,000	1,383,525
Series A 5.00% 4/1/18 (FGIC)	1,500,000	1,579,695
Idaho State University Revenue Refunding & Improvement
5.00% 4/1/20 (FSA)	1,130,000	1,190,048
5.00% 4/1/23 (FSA)	2,115,000	2,205,162
North Idaho College Dormitory Housing Certificate of Participation 6.45% 10/1/16	1,000,000	1,005,700
University of Idaho
(General Refunding) Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,199,255
Series B 4.50% 4/1/41 (FSA)	1,000,000	1,025,140
University of Puerto Rico Revenue Series Q 5.00% 6/1/36	250,000	245,928
		10,380,267
Escrowed to Maturity Bonds – 2.09%
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Series A
5.375% 10/1/24	1,750,000	1,827,788
		1,827,788
Health Care Revenue Bonds – 4.08%
Idaho Health Facilities Authority Hospital Revenue (Idaho Elks Rehabilitation Hospital Project)
5.30% 7/15/18	625,000	628,075
5.45% 7/15/23	2,000,000	2,005,740
Idaho Health Facilities Authority Revenue (Portneuf Medical Center Project) Series A
5.00% 9/1/35 (RADIAN)	1,000,000	929,730
		3,563,545
Housing Revenue Bonds – 6.81%
Idaho Housing Agency Single Family Mortgage Revenue
Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA)	35,000	35,891
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	45,000	46,190
Series A-1 6.85% 7/1/12 (AMT)	5,000	5,094
Series B 6.45% 7/1/15 (AMT)	15,000	15,212
Series C-2 6.35% 7/1/15 (AMT)	15,000	15,012
Series E 6.35% 7/1/15 (FHA) (AMT)	40,000	40,036
Series E-1 6.60% 7/1/11	5,000	5,088
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	145,000	146,930
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series B Class I 5.00% 7/1/37 (AMT)	1,000,000	936,050
Series C Class III 5.35% 1/1/25 (AMT)	300,000	294,810
Series D Class III 5.45% 7/1/23 (AMT)	1,075,000	1,085,481
Series E Class III 4.875% 1/1/26 (AMT)	1,445,000	1,365,755
Series E Class III 5.00% 1/1/28 (AMT)	1,000,000	960,490
Series I Class I 5.45% 1/1/39 (AMT)	1,000,000	990,390
		5,942,429

Lease Revenue Bonds – 7.25%
Blaine School District #61 Certificate of Participation 5.00% 7/30/10 (AMBAC)	750,000	782,348
Boise City Certificate of Participation 5.375% 9/1/20 (FGIC) (AMT)	2,100,000	2,104,745
Boise City Revenue Series A 5.375% 12/1/31 (MBIA)	500,000	520,605
Idaho State Building Authority Revenue
Series A 5.00% 9/1/21 (MBIA)	1,150,000	1,154,267
Series A 5.00% 9/1/43 (XLCA)	1,000,000	995,160
Series B 5.00% 9/1/21 (MBIA)	750,000	773,288
		6,330,413
Local General Obligation Bonds – 28.40%
Ada & Canyon Counties Joint School District #2 Meridian (School Board Guaranteed Program)
4.75% 2/15/20	1,000,000	1,052,650
5.00% 7/30/20	2,155,000	2,260,034
5.125% 7/30/19	1,005,000	1,059,582
5.50% 7/30/16	1,305,000	1,490,336
Bannock County School District #025 (Pocatello Idaho School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,138,654
5.00% 8/15/16	1,100,000	1,196,613
Boise City Independent School District 5.00% 8/1/24 (FSA)	1,500,000	1,592,805
Boise Urban Renewal Agency Parking Revenue (Tax Increment)
Series A 6.125% 9/1/15	1,460,000	1,465,869
Series B 6.125% 9/1/15	1,195,000	1,199,804
Bonner County Local Improvement District #93-1 6.50% 4/30/10	60,000	60,625
Canyon County School District#132 (Caldwell)
5.00% 7/30/15 (FGIC)	2,000,000	2,162,399
Series A 5.00% 9/15/22 (FSA)	1,725,000	1,857,722
Series A 5.00% 9/15/23 (FSA)	1,810,000	1,938,673
Coeur D'Alene Local Improvement District #6
Series 1995 6.00% 7/1/09	85,000	85,217
Series 1996 6.05% 7/1/10	90,000	90,211
Series 1997 6.10% 7/1/12	40,000	40,076
Series 1998 6.10% 7/1/14	45,000	45,075
Lemhi County 5.20% 8/1/27 (FSA)	2,145,000	2,239,594
Nampa Idaho 5.00% 8/1/21 (FGIC)	2,475,000	2,607,313
Power & Cassia Counties Joint School District #381 (American Falls) 5.00% 8/1/17	1,155,000	1,217,890
		24,801,142
§Pre-Refunded Bonds – 14.01%
Boise State University Revenue Refunding & Improvement
5.125% 4/1/31 -12 (FGIC)	1,000,000	1,078,490
5.375% 4/1/22 -12 (FGIC)	985,000	1,065,603
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series D 5.25% 7/1/38-12	1,000,000	1,071,370
Series G 5.00% 7/1/33-13	1,310,000	1,431,738
Series Y 5.00% 7/1/36-16	1,250,000	1,394,538
Puerto Rico Commonwealth Public Improvement Revenue Series A 5.125% 7/1/31-11	1,010,000	1,085,296
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	1,000,000	1,096,170
Series NN 5.125% 7/1/29-13	500,000	549,390
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series I
5.50% 7/1/23-14	1,000,000	1,105,570
University of Idaho (Student Fee Housing Improvements Project) 5.25% 4/1/31-11 (FGIC)	2,195,000	2,349,549
		12,227,714
Special Tax Revenue Bonds – 5.06%
Idaho Board Bank Authority Revenue Series B
4.125% 9/15/36 (MBIA)	755,000	677,394
5.00% 9/15/30 (MBIA)	725,000	750,825
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series W
5.50% 7/1/15	175,000	190,939
Puerto Rico Sales Tax Financing Revenue Series A 5.25% 8/1/57	1,000,000	998,169

Virgin Islands Public Finance Authority Revenue (Senior Lien-Matching Fund Loan Note) Series A
5.25% 10/1/20	500,000	503,980
5.25% 10/1/21	500,000	501,565
5.25% 10/1/24	800,000	795,600
		4,418,472
State General Obligation Bonds – 3.75%
Puerto Rico Commonwealth Public Improvement
(Unrefunded Balance) Series A 5.125% 7/1/31	2,315,000	2,270,367
Series A 5.25% 7/1/22	1,000,000	1,003,490
		3,273,857
Transportation Revenue Bonds – 5.01%
Idaho Housing & Finance Association Revenue (Anticipated Federal Highway Trust)
5.00% 7/15/24 (MBIA)	2,000,000	2,092,260
Series A 5.25% 7/15/25 (Assured Gty)	1,500,000	1,605,720
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series G 5.00% 7/1/33	690,000	670,749
		4,368,729
Water & Sewer Revenue Bonds – 2.60%
Moscow Sewer Revenue 5.00% 11/1/22 (FSA)	2,175,000	2,272,092
		2,272,092
Total Municipal Bonds (cost $84,220,474)		85,634,541

	Number of
	Shares
Short-Term Investment– 0.86%
Money Market Instrument – 0.86%
Dreyfus Cash Management Fund	745,505	745,505
Total Short-Term Investment (cost $745,505)		745,505

Total Value of Securities – 98.95%
(cost $84,965,979)		86,380,046
Receivables and Other Assets Net of Liabilities (See Notes) – 1.05%		920,346
Net Assets Applicable to 7,716,205 Shares Outstanding – 100.00%		$87,300,392

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”

Summary of Abbreviations:
Assured Gty - Insured by the Assured Guaranty Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FSA – Insured by Financial Security Assurance
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance
VA - Insured by the Veterans Administration
XLCA - Insured by XL Capital Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free Idaho Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$84,965,979
Aggregate unrealized appreciation	2,192,734
Aggregate unrealized depreciation	(778,667)
Net unrealized appreciation	$1,414,067

For federal income tax purposes, at August 31, 2007, capital loss carryforwards of $398,737 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $151,477 expires in 2009, $166,949 expires in 2010, $23,435 expires in 2014 and $56,876 expires in 2015.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Idaho municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2008, 42% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Tax-Free New York Fund

May 31, 2008

	Principal
	Amount	Value
Municipal Bonds – 97.45%
Corporate Revenue Bonds – 6.26%
New York City Industrial Development Agency Revenue (Brooklyn Navy Yard Cogen Partners)
5.75% 10/1/36 (AMT)	$450,000	$417,110
New York Energy Research & Development Authority Pollution Control Revenue
(Central Hudson Gas) Series A 5.45% 8/1/27 (AMBAC)	500,000	512,944
Suffolk County Industrial Development Agency Revenue (Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	244,853
		1,174,907
Education Revenue Bonds – 12.50%
Albany Industrial Development Agency Civic Facilities Revenue (Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	218,198
Amherst Industrial Development Agency Civic Facilities Revenue (UBF Faculty Student Housing)
Series A 5.75% 8/1/30 (AMBAC)	200,000	210,820
Dutchess County Industrial Development Agency (Marist College) 5.00% 7/1/20	500,000	513,060
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 7/1/23	500,000	523,724
ΔNon-State Supported Debt (University of Rochester) Series A 4.375% 7/1/20	250,000	220,910
(Pratt Institute) 6.00% 7/1/20 (RADIAN)	500,000	519,374
Series B 7.50% 5/15/11	125,000	140,028
		2,346,114
Health Care Revenue Bonds – 9.60%
East Rochester Housing Authority Revenue (Senior Living-Woodland Village Project) 5.50% 8/1/33	200,000	176,822
New York Dormitory Authority Revenue
(Chapel Oaks) 5.45% 7/1/26 (LOC, Allied Irish Bank)	450,000	457,614
(Mental Health) Series D 5.90% 2/15/12	25,000	25,317
(Millard Fillmore Hospital) 5.375% 2/1/32 (AMBAC) (FHA)	450,000	457,389
Non-State Supported Debt (Orange Regional Medical Center) 6.125% 12/1/29	175,000	175,956
(Winthrop South Nassau Hospital) Series B 5.50% 7/1/23	500,000	508,389
		1,801,487
Housing Revenue Bonds – 1.25%
New York City Multifamily Housing Development Revenue Series G-1
4.875% 11/1/39 (AMT)	250,000	233,455
		233,455
Lease Revenue Bonds – 5.89%
Battery Park City Authority Revenue Series A 5.00% 11/1/26	250,000	258,738
Nassau County Tobacco Settlement (Asset-Backed) Series A-3 5.125% 6/1/46	125,000	110,126
Tobacco Settlement Financing Authority Revenue (Asset-Backed) Series B-1C
5.50% 6/1/20	200,000	210,976
5.50% 6/1/21	500,000	526,060
		1,105,900
Local General Obligation Bonds – 3.52%
New York City
Series D 5.00% 11/1/34	125,000	127,004
Subordinated Series C-1 5.00% 10/1/19	500,000	533,590
		660,594
§Pre-Refunded Bonds – 23.15%
Albany Parking Authority Revenue Series A 5.625% 7/15/25-11	280,000	307,891
Metropolitan Transportation Authority Revenue (Dedicated Tax) Series A 6.125% 4/1/17-10 (FGIC)	1,000,000	1,069,559
New York City Series J 5.25% 6/1/28-13	310,000	341,921
New York Dormitory Authority Revenue
(North Shore Long Island Jewish Group Project) 5.50% 5/1/33-13	500,000	556,324
Series B 7.50% 5/15/11-09	130,000	139,718
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series Y 5.50% 7/1/36-16	475,000	546,621
Puerto Rico Commonwealth Series B 5.25% 7/1/32-16	155,000	175,646
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	500,000	548,084
Series NN 5.125% 7/1/29-13	600,000	659,269
		4,345,033

Special Tax Revenue Bonds – 17.40%
New York City Transitional Finance Authority Revenue (Subordinated Future Tax Secured) Series B
5.00% 11/1/18	500,000	546,480
New York Dormitory Authority State Personal Income Tax Revenue Series C 5.00% 3/15/15	250,000	274,828
New York Dormitory Authority State Supported Debt Revenue (Consolidated Services Contract)
5.00% 7/1/17 (FSA)	500,000	554,029
New York Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	500,000	525,360
New York State Urban Development Revenue (State Personal Income Tax) Series A-1 5.00% 12/15/22	250,000	267,005
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Series B 5.00% 7/1/15	250,000	254,390
Puerto Rico Sales Tax Financing Revenue Series A 5.25% 8/1/57	325,000	324,405
Schenectady Metroplex Development Authority Revenue Series A 5.375% 12/15/21	500,000	518,610
		3,265,107
State General Obligation Bonds – 0.51%
Puerto Rico Commonwealth Series B 5.25% 7/1/32	95,000	94,610
		94,610
Transportation Revenue Bonds – 13.75%
Albany Parking Authority Revenue Series A 5.625% 7/15/25	220,000	226,541
Metropolitan Transportation Authority Revenue
Series A 5.00% 11/15/27	200,000	213,504
Series F 5.00% 11/15/15	150,000	162,464
New York City Industrial Development Agency Special Airport Facilities (JFK Airis Project)
Series A 5.50% 7/1/28 (AMT)	500,000	435,990
New York State Thruway Authority General Revenue Series H
5.00% 1/1/14 (MBIA)	500,000	545,689
5.00% 1/1/15 (MBIA)	250,000	274,348
Onondaga County Industrial Development Authority Revenue (Subordinated Air Cargo Project)
7.25% 1/1/32	500,000	509,680
•Triborough Bridge & Tunnel Authority Revenue General-Subseries B1 5.00% 11/15/25	200,000	212,894
		2,581,110
Water & Sewer Revenue Bonds – 3.62%
New York City Municipal Finance Authority Water & Sewer System Revenue
Series A 5.125% 6/15/34	500,000	509,385
Series DD 4.50% 6/15/39 (FSA)	175,000	170,566
		679,951
Total Municipal Bonds (cost $17,765,155)		18,288,268

Total Value of Securities – 97.45%
(cost $17,765,155)		18,288,268
Receivables and Other Assets Net of Liabilities (See Notes) – 2.55%		479,266
Net Assets Applicable to 1,816,003 Shares Outstanding – 100.00%		$18,767,534

ΔStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of May 31, 2008.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FSA – Insured by Financial Security Assurance
LOC – Letter of Credit
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free New York Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$17,765,155
Aggregate unrealized appreciation	726,410
Aggregate unrealized depreciation	(203,297)
Net unrealized appreciation	$523,113

For federal income tax purposes, at August 31, 2007, capital loss carryforwards of $165,428 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2009.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by New York municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2008, 26% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: